Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
28.	Subsequent events

The Company has evaluated all events or transactions that occurred after December 31, 2024, up through May 15, 2024. During the period, the Company did not have any material subsequent events other than disclosed below.

On April 22, 2025, the Company was successfully listed on the NASDAQ Stock Exchange, and on April 23, 2025, it issued an aggregate of 1,250,000 Class A Ordinary Shares, receiving proceeds of US$4,371,613.55. This amount represents full payment for the shares, net of underwriting discounts, offering expenses, and other costs, as outlined in the Underwriting Agreement and the flow of funds memorandum dated April 23, 2025. Subsequently, on May 2, 2025, the Underwriter exercised the over-allotment option pursuant to the Underwriting Agreement, and the Company issued an additional 187,500 ordinary shares (the “Option Shares”). The Company received same-day wire transfers totaling US$693,750 in connection with the issuance of the Option Shares.

On April 29, 2025, the Company entered into 24-month agreements with two Hong Kong-incorporated entities, each valued at USD 1 million, to support global market business development.